Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends

	2021	2020	2019
	RMB million	RMB million	RMB million
Proposed final – Nil (2020: Nil, 2019: 0.050) per ordinary share	—	—	819